RELATED PARTY TRANSACTIONS, Administrative Support Agreement and Related Party Loans (Q1) (Details) - USD ($)		3 Months Ended		4 Months Ended	12 Months Ended
	Nov. 18, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Fees incurred		$ 30,000	$ 30,000	$ 10,000	$ 120,000
Fees paid		$ 30,000	$ 30,000
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Share price (in dollars per share)		$ 1.00			$ 1.00
Related party outstanding borrowings		$ 0		$ 0	$ 0
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 1,500,000			$ 1,500,000